Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net Income (Loss)	$ (9,536,245)	$ 3,876,680	$ 1,291,667
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	308,615	294,611	10,567
Amortization of right-of-use assets	80,943	77,144
Provision for doubtful accounts	6,045,255	19,496
Share-based payment		58,602
Change in fair value of warrant liability		(6,761,462)
Issuance costs allocated to warrant liability		919,054
Convertible bond investment-Interest	(152,250)
Impairment loss on non-current assets	1,504,058
Changes in operating assets and liabilities:
Accounts receivables	439,598	(253,988)	(217,900)
Advances to suppliers	(1,220,526)	(548,581)	(2,723,828)
Prepayments, receivables and other assets	171,723	(777)	(175,298)
Accounts payable	(1,591)	(496,835)	623,168
Advance from customers	99,658	(642,103)	(328,077)
Accrued expenses and other liabilities	(2,242)	(104,501)	60,069
Amount due to related parties, current	(55,874)	55,933
Taxes payable	(132,800)	267,330	708,658
Long-term accounts payable	(27,084)	(39,566)
Operating lease right-of-use assets			(90,377)
Operating lease liabilities	(80,943)	(77,144)	90,377
Salary and welfare payable	(8,752)	(1,975)	3,398
Net cash used in operating activities	(2,568,457)	(3,358,082)	(747,576)
Cash flows from investing activities
Purchase of property and equipment			(55,367)
Purchases of intangible assets		(2,080,000)
Purchases of investments in convertible bond	(4,500,000)
Repayments of third parties		1,000,000
Loans to related party	(1,000,000)
Repayment of related party	1,000,000
Loans to third parties		(2,500,000)	(3,073,684)
Net cash used in investing activities	(4,500,000)	(3,580,000)	(3,129,051)
Cash flows from financing activities
Proceeds from short-term borrowings	1,285,102	2,033,970	478,404
Repayment of short-term borrowings	(1,336,932)	(1,248,669)	(115,934)
Repayment of long-term borrowings	(338,408)
Repayment of due to a related party			(14,329)
Proceeds from the follow-on offering	12,752,470	10,955,666
Proceeds from IPO (a shareholder)			8,975,416
Cost directly related to the issuing new shares	(3,035,000)	(2,838,500)
Net cash provided by financing activities	9,327,232	8,902,467	9,323,557
Effect of foreign exchange rate on cash and restricted cash	55,872	(1,658)	5,601
Net increase in cash	2,314,647	1,962,727	5,452,531
Cash and cash equivalents at the beginning of the year	8,618,461	6,655,734	1,203,203
Cash and cash equivalents at the end of the year	10,933,108	8,618,461	6,655,734
Supplemental disclosures of non-cash investing and financing transactions:
Right-of-use assets obtained in exchange for new operating lease liabilities		79,174
Liability extinguished upon exercise of warrants	103,019	9,748,638
Initial issuance cost of warrants allocated to equity		125,312
Supplemental disclosures of cash flow information:
Income taxes paid	3,912	7,332	27,570
Interest paid	$ 33,974	$ 43,307	$ 37,265